Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Asset
Schedule of right-of-use assets

	12.31.25	12.31.24
Balance at beginning of the year	13,748	10,140
Additions	4,311	17,579
Depreciation for the year	(7,449)	(13,971)
Balance at end of the year	10,610	13,748